Details of Selected Balance Sheet Accounts	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Details of Selected Balance Sheet Accounts
Details of Selected Balance Sheet Accounts
Accounts Receivable

A summary of accounts receivable follows (in thousands):	December 31,
	2018	2017
Accounts receivable, principally trade	$26,558	$20,050
Less allowance for doubtful accounts	(430)	(572)
Accounts receivable, net	$26,128	$19,478

Inventories

A summary of inventories follows (in thousands):	December 31,
	2018	2017
Raw materials and purchased subassemblies	$20,011	$20,448
Work-in-process	1,032	1,146
Finished goods	8,111	7,953
Less reserve for excess and obsolete inventories	(15,024)	(15,039)
Inventories, net	$14,130	$14,508

Property, Plant, Equipment and Seismic Rental Equipment
A summary of property, plant, equipment and seismic rental equipment follows (in thousands):

	December 31,
	2018	2017
Buildings	$15,707	$15,822
Machinery and equipment	132,135	145,654
Seismic rental equipment	1,423	1,677
Furniture and fixtures	3,859	3,869
Other	30,104	28,965
Total	183,228	195,987
Less accumulated depreciation	(133,634)	(143,834)
Less impairment of long-lived assets	(36,553)	—
Property, plant, equipment and seismic rental equipment, net	$13,041	$52,153

Total depreciation expense, including amortization of assets recorded under capital leases, for 2018, 2017 and 2016 was $7.6 million, $15.2 million and $20.3 million, respectively.
Accrued Expenses

A summary of accrued expenses follows (in thousands):	December 31,
	2018	2017
Compensation, including compensation-related taxes and commissions	$14,502	$19,809
Accrued multi-client data library acquisition costs	3,746	5,104
Income tax payable	7,577	1,868
Accrual for loss contingency related to legal proceedings (Footnote 8)	—	3,750
Other	5,586	8,166
Total	$31,411	$38,697

Other Long-term Liabilities

A summary of other long-term liabilities follows (in thousands):	December 31,
	2018	2017
Deferred lease liabilities	11,465	12,811
Other	429	1,115
Total	$11,894	$13,926